Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Expenses:
Research and development	$ 816,697	$ 91,911	$ 2,042,890	$ 291,655	$ 492,660	$ 954,793
General and administrative	1,480,356	401,636	4,057,046	1,341,271	2,598,622	2,915,978
Total operating expenses	2,297,053	493,547	6,099,936	1,632,926	3,091,282	3,870,771
Loss from operations	(2,297,053)	(493,547)	(6,099,936)	(1,632,926)	(3,091,282)	(3,870,771)
Other Income (Expenses):
Interest income	10,212	23	33,627	138	5,557	482
Gain (loss) on change in fair value of derivative liability		9,885		(53,257)	(53,257)	148,751
Interest expense	(1,193)	(107,382)	(3,557)	(217,821)	(248,366)	(218,705)
Gain on extinguishment of debt				951,868	857,723	(887,946)
Other income				40,000	90,000	44,500
Total other income (expenses), net	9,019	(97,474)	30,070	720,928	651,657	(912,918)
Net (loss) income	$ (2,288,034)	$ (591,021)	$ (6,069,866)	$ (911,998)	$ (2,439,625)	$ (4,783,689)
Net (loss) income per common share:
Basic	$ (0.07)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.08)	$ (0.18)
Diluted	$ (0.07)	$ (0.02)	$ (0.18)	$ (0.03)	$ (0.08)	$ (0.18)
Weighted average number of common stock outstanding:
Basic	34,039,906	31,065,688	33,445,006	27,829,820	28,783,045	26,405,109
Diluted	34,039,906	31,065,688	33,445,006	27,829,820	28,783,045	26,405,109